Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	At December 31, 2013, scheduled maturities of certificates of deposit were as follows:
(Dollars in thousands)
2014	$131,508
2015	21,032
2016	1,631
2017	1,445
Thereafter	-
Total	$155,616